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                         THE ENDEAVOR VARIABLE ANNUITY
                                      AND
                       THE ENDEAVOR ML VARIABLE ANNUITY

                                   ISSUED BY

                          PFL LIFE INSURANCE COMPANY

                      Supplement Dated December 31, 1998
                                    To The
                         Prospectus Dated May 1, 1998



Effective December 31, 1998, Endeavor Investment Advisers, a California general partnership of Endeavor Management Co. and AUSA Financial Markets, Inc., will be terminated and dissolved. All management and administrative duties of Endeavor Investment Advisers will be assumed by Endeavor Management Co. effective December 31, 1998.



                THIS PROSPECTUS SUPPLEMENT MUST BE ACCOMPANIED
                                    BY THE
        PROSPECTUS FOR THE ENDEAVOR VARIABLE ANNUITY DATED MAY 1, 1998
                                   OR BY THE
       PROSPECTUS FOR THE ENDEAVOR ML VARIABLE ANNUITY DATED MAY 1, 1998